Related party transactions - Receivables and payables from related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Amounts due from affiliates	$ 7,500	$ 3,639
Amounts due to owners and affiliates	$ 3,655	$ 2,600